Other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other liabilities [Abstract]
Disclosure of detailed information about other liabilities [Text Block]	Following is a summary of other liabilities:
	December 31, 2017	December 31, 2016
Accruals and other accumulated expenses	8,018	4,170
Accounts payable	9,307	11,179
Others	3,226	2,979
	20,551	18,328